Consolidated Balance Sheets (Parentheticals)	Sep. 30, 2015 USD ($) shares	Sep. 30, 2015 € / shares	Dec. 31, 2014 USD ($)
Consolidated Balance Sheets
Trade accounts receivable allowance for doubtful accounts | $	$ 433,095,000		$ 418,508,000
Preferred stock no par value (in Euros) | € / shares		€ 1
Common stock no par value (in Euros) | € / shares		€ 1
Common stock authorized	392,462,972
Common stock issued	311,438,192
Common stock outstanding	303,889,241